BENEFIT PLANS (Schedule of Contributions Paid by the Association) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Total amount	$ 248,993	$ 569,618
December 2011 [Member]
Defined Benefit Plan Disclosure [Line Items]
Date Paid		Dec. 27, 2011
Total amount		569,618
December 2012 [Member]
Defined Benefit Plan Disclosure [Line Items]
Date Paid	Dec. 31, 2012
Total amount	$ 248,993